BUSINESS COMBINATIONS - Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Business Acquisition
GOODWILL	$ 212,644	$ 198,535	$ 180,990
Silverwater Box
Business Acquisition
GOODWILL	909
Go Boy Pallets LLLC (Go Boy)
Business Acquisition
Goodwill - Tax Deductible	4,880
Robbins Manufacturing Co. (Robbins)
Business Acquisition
GOODWILL	3,113
Goodwill - Tax Deductible	7,653
Quality Hardwood Sales, LLC (Quality)
Business Acquisition
GOODWILL	7,391
Goodwill - Tax Deductible	14,341
The UBEECO Group Pty. Ltd. (Ubeeco)
Business Acquisition
GOODWILL	3,948
idX Holdings, Inc. (idX)
Business Acquisition
GOODWILL	10,325
Seven D Truss, L.P.
Business Acquisition
Goodwill - Tax Deductible	405
Idaho Western, Inc. (IWI)
Business Acquisition
GOODWILL	3,177
Non-compete agreements | Go Boy Pallets LLLC (Go Boy)
Business Acquisition
Intangible assets other than goodwill	225
Non-compete agreements | Robbins Manufacturing Co. (Robbins)
Business Acquisition
Intangible assets other than goodwill	560
Non-compete agreements | Quality Hardwood Sales, LLC (Quality)
Business Acquisition
Intangible assets other than goodwill	830
Non-compete agreements | The UBEECO Group Pty. Ltd. (Ubeeco)
Business Acquisition
Intangible assets other than goodwill	183
Non-compete agreements | idX Holdings, Inc. (idX)
Business Acquisition
Intangible assets other than goodwill	2,630
Non-compete agreements | Seven D Truss, L.P.
Business Acquisition
Intangible assets other than goodwill	405
Customer relationships | Go Boy Pallets LLLC (Go Boy)
Business Acquisition
Intangible assets other than goodwill	4,655
Customer relationships | Robbins Manufacturing Co. (Robbins)
Business Acquisition
Intangible assets other than goodwill	3,530
Customer relationships | Quality Hardwood Sales, LLC (Quality)
Business Acquisition
Intangible assets other than goodwill	5,720
Customer relationships | The UBEECO Group Pty. Ltd. (Ubeeco)
Business Acquisition
Intangible assets other than goodwill	3,847
Customer relationships | Idaho Western, Inc. (IWI)
Business Acquisition
Intangible assets other than goodwill	2,570
Tradename | Robbins Manufacturing Co. (Robbins)
Business Acquisition
Intangible assets other than goodwill	450
Tradename | Quality Hardwood Sales, LLC (Quality)
Business Acquisition
Intangible assets other than goodwill	400
Tradename | The UBEECO Group Pty. Ltd. (Ubeeco)
Business Acquisition
Intangible assets other than goodwill	575
Tradename | idX Holdings, Inc. (idX)
Business Acquisition
Intangible assets other than goodwill	4,500
Tradename | Idaho Western, Inc. (IWI)
Business Acquisition
Intangible assets other than goodwill	$ 1,070